CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash, cash equivalents and restricted cash	¥ 132	¥ 3,188
Interest receivables, net of credit impairment losses	0	7,057
Loans receivable, net of credit impairment losses	615,184	579,654
Prepaid expenses and others	295	1,038
Total current assets	615,611	590,937
NON-CURRENT ASSETS
Property and equipment, net	48,130	50,824
Intangible asset	7	9
Total non-current assets	48,137	50,833
Total assets	663,748	641,770
CURRENT LIABILITIES
Loans payable	172,891	200,417
Salary and benefit payable	5,261	1,411
Income taxes payable	32,477	32,477
Interest payable	17,723	5,139
Other payable	9,234	35,260
Total current liabilities	237,586	274,704
SHAREHOLDERS' EQUITY
Share capital	326	326
Additional paid-in capital	383,174	383,174
Statutory reserve	18,706	14,017
General risk reserve	9,180	9,885
Currency translation reserve	(169)	(493)
Accumulated losses	(70,288)	(113,257)
Non-controlling interests in equity	85,233	73,414
Total shareholders' equity	426,162	367,066
Total equity and liabilities	¥ 663,748	¥ 641,770